Investments - Schedule of investments accounted for under equity method (Detail) - CNY (¥)		Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Equity method investments		¥ 212,467,061	¥ 32,802,100
Hangzhou Aijidi Culture Creation Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments		5,960,527	4,090,990
Chongqing Yuwan Network Media Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments		11,944,122	9,721,472
Hunan Yuyou Starfire Culture Media Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[1]		15,139,902
Others [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[2]		¥ 3,849,736
Wuhan Shayu Network Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[3]	184,555,328
Wuhan DouYu Entertainment Equity Investment LLP [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[4]	¥ 10,007,084

[1]	In 2018, the Group formed Yuyou Starfire with unrelated third party investors and contributed RMB15,000,000 for a 30% equity interest in the company. In November 2020, the Group lost significant influence over Yuyou Starfire and reclassified this investment with a carrying amount of RMB15,274,909 to equity securities without readily determinable fair values.
[2]	In 2018, the Group made investments in four talent agencies with aggregate cash consideration of RMB3,600,000, none of which was individually material. As of December 31, 2020, the Group no longer has significant influence over these investees, and therefore these equity investments with carrying amount of RMB4,077,376 were reclassified as equity securities without readily determinable fair values.
[3]	In 2016, the Group invested RMB10 million for 8.5% equity interest in Shayu, a live streaming platform in the PRC, and accounted for this investment as an equity security without a readily determinable fair value. In May 2020, the Group completed the following transactions with respect to its investment in Shayu: • The Group acquired 19.125% equity interest in Shayu from Mr. Chen Shaojie, the Group’s CEO and shareholder for a cash consideration of RMB24,850,000. The purchase price paid by the Group was below fair value of the acquired equity interest, which is determined to be RMB43,617,750 by the Group with the assistance of an independent valuer. The excess amount of RMB18,767,750 between the fair value of the equity interest acquired in Shayu over the price paid is accounted as contribution from shareholder in the combined consolidated statement of change in shareholders’ equity. • The Company injected cash of RMB80,000,000 and its holding of 100% equity interest in Chengdu Shuangsi Culture Broadcasting Co., Ltd (“Shuangsi”) with a fair value determined to be RMB54,391,900 into Shayu, in exchange for 8.309% of newly issued equity interest in Shayu. Shuangsi ceased to be a subsidiary of the Group and a gain on disposal of subsidiary in the amount of RMB23,525,694 was recognized in the combined and consolidated statement of comprehensive income, representing the difference between the fair value of Shuangsi and its carrying value at the date of the transaction. Upon the completion of these transactions, the Group has 35.084% equity interest of Shayu and accounts for its investment in Shayu under the equity method.
[4]	In September 2020, the Group injected cash of RMB10,000,000 in DouYu LLP, an equity fund, for 99.99% limited partnership.